INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 6. INTANGIBLE ASSETS AND GOODWILL
(a)Intangible Assets

Intangible assets consisted of the following as of December 31, 2025 and December 31, 2024:

	December 31, 2025			December 31, 2024
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets:
Customer Relationships	$30,600	$(19,150)	$11,450	$31,300	$(15,736)	$15,564
Trade Names	1,400	(1,400)	—	2,100	(1,750)	350
Permit Application Costs	4,488	(3,123)	1,365	20,699	(18,270)	2,429
Other Intangibles	4,917	(4,917)	—	6,013	(6,013)	—
Indefinite-Lived Intangible Assets:
Licenses	262,527	—	262,527	275,651	—	275,651
Total Intangible Assets	$303,932	$(28,590)	$275,342	$335,763	$(41,769)	$293,994

During the year ended December 31, 2025, the gross carrying amount of intangible assets decreased by $31.8 million, primarily related impairment of indefinite-lived licenses discussed below as well as fully amortized definite-lived licenses being removed from the Consolidated Balance Sheets. During the year ended December 31, 2024, the gross carrying amount of intangible assets increased by $3.6 million, primarily related to the acquisition of Keystone Integrated Care, LLC by the Company on April 24, 2024 (the “Keystone acquisition”).

The following table reflects the amortization expense related to definite-lived intangible assets for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Amortization expense included in cost of goods sold and ending inventory	$2,991	$3,245
Amortization expense included in selling, general, and administrative expense	3,397	3,861
Total amortization expense	$6,388	$7,106

As of December 31, 2025 and December 31, 2024, ending inventory included $0.3 million and $0.2 million of capitalized amortization, respectively.

The following table reflects amortization expense capitalized to cost of goods sold and amortization expense capitalized to ending inventory for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Capitalized expense included in cost of goods sold	$2,927	$3,058
Capitalized expense to inventory for prior periods	237	977
The following table outlines the estimated amortization expense related to intangible assets for each of the next five years:

($ in thousands)	Estimated Amortization Expense
2026	$5,070
2027	3,214
2028	2,893
2029	1,638
2030	—
Total estimated amortization expense	$12,815

(b)Goodwill

The changes in carrying amount of goodwill by segment are as follows for the year ended December 31, 2024 and the year ended December 31, 2025:

($ in thousands)	Wholesale	Retail	Total
Balance at January 1, 2024	$77,330	$202,367	$279,697
Additions from acquisitions	1,006	2,631	3,637
Measurement period adjustments	41	109	150
Balance at December 31, 2024	$78,377	$205,107	$283,484
Impairment loss	(20,822)	(54,489)	(75,311)
Balance at December 31, 2025	$57,555	$150,618	$208,173
(c)Impairment

During the year ended December 31, 2025, the Company recorded impairment to indefinite-lived intangible assets related to the following:

•During the fourth quarter of 2025, management determined it is more likely than not that the carrying value of the New York reporting unit exceeded its fair value due to updated forecasts and projections. As a result, $18.2 million of impairment charges reducing the carrying value of licenses and $75.3 million of goodwill impairment was recognized in the Consolidated Statements of Operations.

•During the year ended December 31, 2025, the Company recorded a fair value adjustment of $11.6 million in the Consolidated Statements of Operations based on the shutdown of Cub City and proceeds of the sale of Sonoma’s Finest, see Note 10 “Acquisitions and Dispositions” for additional information. This included $4.2 million of impairment of intangible assets.

During the year ended December 31, 2024, the Company recorded impairment to indefinite-lived intangible assets related to the following:

•During the third quarter of 2024, management determined it is more likely than not that the carrying value of the California reporting unit exceeded its fair value due to updated forecasts and projections. As a result, $2.3 million of impairment charges reducing the carrying value of licenses was recognized in the Consolidated Statements of Operations.
Annual impairment testing involves determining the fair value, or recoverable amount, of the reporting units to which goodwill and indefinite-lived intangible assets are allocated, and comparing this to the carrying value of the reporting units. The measurement of the recoverable amount of each reporting unit was calculated based on the higher of the reporting unit’s fair value less costs to sell, or value in use, which are Level 3 measurements within the fair value hierarchy.

The calculation of each of the recoverable amounts based on discounting the future cash flows (value in use) was based on the following key assumptions:

•Cash flows were projected based on the Company’s long-term business plan for each reporting unit and reporting segment. Cash flows beyond the long-term business plan were projected to grow at a perpetual growth rate, which was estimated at 2.0%.

•Discount rates applied in determining the recoverable amount of the reporting units and reporting segments noted above range between 12.0% and 15.0% based on the pre-tax weighted-average cost of capital of each reporting unit and other peers in the industry. The values assigned to the key assumptions represent management’s assessment of future trends in the industries in which the reporting units operate and are based on both external and internal sources and historical trend data.